CASH FLOW ITEMS - Reconciliation of Long-Term Debt Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 29, 2020	Sep. 23, 2020	May 12, 2020	Jun. 27, 2019	Mar. 16, 2017
Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	$ 408.5	$ 398.5
Gross proceeds	460.9	23.3
Deferred transaction costs	(7.5)	(0.3)
Repayments	(427.5)	(2.3)
Non-cash changes:
Amortization of deferred financing charges	0.9	0.9
Foreign currency translation	2.8	(0.3)
Change in fair value of embedded derivative	7.8	(11.3)
Loss on redemption	22.5
Other	(1.8)
Ending balance	466.6	408.5
Equipment Loans
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Interest rate					5.95%	5.23%
Equipment Loans | Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	20.4	0.0
Gross proceeds	10.9	23.3
Deferred transaction costs	0.0	(0.3)
Repayments	(6.2)	(2.3)
Non-cash changes:
Amortization of deferred financing charges	0.1	0.0
Foreign currency translation	2.8	(0.3)
Change in fair value of embedded derivative	0.0	0.0
Loss on redemption	0.0
Other	0.0
Ending balance	$ 28.0	20.4
5.75% Senior Notes | Fixed interest rate
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Interest rate	5.75%			5.75%
5.75% Senior Notes | Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	$ 0.0	0.0
Gross proceeds	450.0	0.0
Deferred transaction costs	(7.5)	0.0
Repayments	0.0	0.0
Non-cash changes:
Amortization of deferred financing charges	0.3	0.0
Foreign currency translation	0.0	0.0
Change in fair value of embedded derivative	(4.2)	0.0
Loss on redemption	0.0
Other	0.0
Ending balance	$ 438.6	$ 0.0
7.0% Senior Notes | Fixed interest rate
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Interest rate	7.00%	7.00%	7.00%				7.00%
7.0% Senior Notes | Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	$ 388.1	$ 398.5
Gross proceeds	0.0	0.0
Deferred transaction costs	0.0	0.0
Repayments	(421.3)	0.0
Non-cash changes:
Amortization of deferred financing charges	0.5	0.9
Foreign currency translation	0.0	0.0
Change in fair value of embedded derivative	12.0	(11.3)
Loss on redemption	22.5
Other	(1.8)
Ending balance	$ 0.0	$ 388.1